Summary of Notional and Fair Value Position of Derivative Financial Instruments (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Equity Options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Assets		$ 410,500	$ 879,853
Notional Liabilities		419,225	839,994
Gross Fair Value, Assets		34,248	28,588
Gross Fair Value, Liabilities		(15,158)	(10,961)
Future
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Assets		16,913	15,373
Gross Fair Value, Assets			108
Gross Fair Value, Liabilities		(141)
Contractholder funds | Guaranteed accumulation benefits
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Liabilities	[1]	77,212	95,752
Gross Fair Value, Liabilities	[1]	(6,724)	(7,499)
Contractholder funds | Guaranteed withdrawal benefits
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Liabilities	[1]	11,064	13,264
Gross Fair Value, Liabilities	[1]	(111)	(315)
Contractholder funds | Equity-indexed annuity contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Liabilities	[2]	1,281,993	1,494,084
Gross Fair Value, Liabilities	[2]	(55,871)	(64,138)
Contractholder funds | Equity-indexed life contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Liabilities	[1]	460,261	401,511
Gross Fair Value, Liabilities	[1]	$ (23,803)	$ (11,701)

[1]	As of April 1, 2014, these amounts were ceded in accordance with the Company's reinsurance agreements
[2]	Notional amount represents account value of equity indexed contracts